Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Summary of Inventories

	2019 £m	2018 £m

Raw materials and consumables	2,750	3,049

Finished goods and work in progress	3,258	2,877

Goods purchased for resale	86	103

	6,094	6,029